Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

STG-L-STG-N-17-02 1.9586944.110	December 8, 2017

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

STG-17-02 1.954793.116	December 8, 2017

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

RMF-L-RMF-N-17-02 1.9864364.106	December 8, 2017

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

RMF-17-02 1.948110.110	December 8, 2017

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2017
As Revised October 1, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

AMM-L-AMM-N-17-02 1.9585472.119	December 8, 2017

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2017
As Revised October 1, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

AMM-17-02 1.936609.128	December 8, 2017

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
Class L and Class N
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

ODF-L-ODF-N-17-02 1.9870907.103	December 8, 2017

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

ODF-17-02 1.954795.106	December 8, 2017